UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.19%
Aerospace & Defense - 4.19%
HEICO Corp.	11,087	$657,902
Precision Castparts Corp.	2,845	468,714
Total Aerospace & Defense		1,126,616

Air Freight & Logistics - 1.62%
Expeditors International of Washington, Inc.	10,000	435,100
Auto Components - 1.76%
BorgWarner, Inc. (a)	7,155	471,658
Biotechnology - 7.14%
Alexion Pharmaceuticals, Inc. (a)	8,810	604,895
Onyx Pharmaceuticals, Inc. (a)	11,000	485,100
United Therapeutics Corp. (a)	12,595	515,261
Vertex Pharmaceuticals, Inc. (a)	10,750	311,643
Total Biotechnology		1,916,899

Capital Markets - 3.82%
Greenhill & Co., Inc.	12,000	462,720
Raymond James Financial, Inc.	18,880	562,813
Total Capital Markets		1,025,533

Chemicals - 1.87%
FMC Corp.	6,000	503,520
Commercial Banks - 1.57%
First Republic Bank (a)	14,880	422,294
Communications Equipment - 2.58%
Finisar Corp. (a)	22,000	405,680
Juniper Networks, Inc. (a)	12,655	287,395
Total Communications Equipment		693,075

Distributors - 2.01%
LKQ Corp. (a)	17,690	540,076
Diversified Consumer Services - 2.01%
Coinstar, Inc. (a)	3,190	136,181
New Oriental Education & Technology Group, Inc. - ADR (a)	16,000	403,840
Total Diversified Consumer Services		540,021

Diversified Financial Services - 1.55%
Portfolio Recovery Assocs Inc Com (a)	6,000	416,220
Electrical Equipment - 5.44%
GrafTech International Ltd. (a)	27,000	389,880
Polypore International, Inc. (a)	9,000	441,450
Rockwell Automation, Inc.	8,400	630,252
Total Electrical Equipment		1,461,582

Energy Equipment & Services - 7.27%
CARBO Ceramics, Inc.	2,500	355,800
Core Laboratories NV (b)	5,000	580,250
Oil States International, Inc. (a)	7,500	564,375
Superior Energy Services, Inc. (a)	15,230	452,483
Total Energy Equipment & Services		1,952,908

Food Products - 2.14%
Green Mountain Coffee Roasters, Inc. (a)	10,960	574,633
Health Care Equipment & Supplies - 1.36%
Thoratec Corp. (a)	12,000	365,040
Health Care Technology - 2.17%
Allscript Healthcare Solutions, Inc. (a)	30,000	583,800
Hotels, Restaurants & Leisure - 1.60%
Wynn Resorts Ltd.	3,565	429,796
Household Durables - 2.15%
Harman International Industries, Inc.	14,000	578,200
Internet Software & Services - 1.18%
IntraLinks Holdings, Inc. (a)	60,000	316,200
IT Services - 1.33%
Alliance Data Systems Corp. (a)	3,500	358,435
Machinery - 2.10%
WABCO Holdings, Inc. (a)	12,000	564,120
Management, Scientific, and Technical Consulting Services - 1.76%
Salesforce.com, Inc. (a)	4,000	473,680
Media - 3.77%
Discovery Communications, Inc. (a)	11,655	489,277
Imax Corp. (a) (b)	27,000	524,070
Total Media		1,013,347

Metals & Mining - 2.75%
Allegheny Technologies, Inc.	7,985	401,006
Cliffs Natural Resources, Inc.	4,975	337,355
Total Metals & Mining		738,361

Oil, Gas & Consumable Fuels - 6.65%
Concho Resources, Inc. (a)	6,000	609,720
InterOil Corp. (a) (b)	12,220	668,190
Range Resources Corp.	7,085	508,065
Total Oil, Gas & Consumable Fuels		1,785,975

Personal Products - 1.96%
Herbalife Ltd. (b)	9,500	525,350
Pharmaceuticals - 4.88%
Elan Corp PLC - ADR (a)	60,000	649,200
Salix Pharmaceuticals Ltd. (a)	15,000	662,100
Total Pharmaceuticals		1,311,300

Professional Services - 1.68%
Corporate Executive Board Co.	11,500	450,685
Semiconductors & Semiconductor Equipment - 7.37%
Altera Corp.	10,545	397,230
Atmel Corp. (a)	45,000	399,150
Marvell Technology Group Ltd. (a)(b)	35,280	498,154
Novellus Systems, Inc. (a)	7,210	249,610
Skyworks Solutions, Inc. (a)	26,750	436,293
Total Semiconductors & Semiconductor Equipment		1,980,437

Software - 6.85%
ANSYS, Inc. (a)	7,000	433,790
Concur Technologies, Inc. (a)	8,320	392,953
Rovi Corp. (a)	20,825	577,894
Successfactors, Inc. (a)	17,000	435,200
Total Software		1,839,837

Specialty Retail - 3.66%
CarMax, Inc. (a)	18,275	525,589
Guess?, Inc.	16,315	458,778
Total Specialty Retail		984,367

TOTAL COMMON STOCKS (Cost $24,575,354)		$26,379,065

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.84%
Fidelity Institutional Money Market Portfolio	$495,394	495,394
TOTAL SHORT-TERM INVESTMENTS (Cost $495,394)		$495,394

Total Investments (Cost $25,070,748) - 100.03%		26,874,459
Liabilities in Excess of Other Assets - (0.03)%		(8,128)
TOTAL NET ASSETS - 100.00%		$26,866,331

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued
(c)	Variable Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$25,070,748
Gross unrealized appreciation	$3,828,283
Gross unrealized depreciation	$(2,024,572)
Net unrealized appreciation	$1,803,711

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$26,379,065	$-	$-	$26,379,065
Short-Term Investments	495,394	-	-	495,394

Total Investments in Securities	$26,874,459	$-	$-	$26,874,459

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.18%
Aerospace & Defense - 2.45%
Lockheed Martin Corp.	28,000	$2,188,200
Beverages - 2.80%
PepsiCo, Inc.	39,000	2,496,000
Chemicals - 6.16%
Albemarle Corp.	51,000	2,781,030
Ecolab, Inc.	31,500	1,796,130
Praxair, Inc.	9,000	918,000
Total Chemicals		5,495,160

Commercial Banks - 3.48%
Wells Fargo & Co.	120,000	3,103,200
Communications Equipment - 2.03%
Cisco Systems, Inc.	97,000	1,808,080
Computers & Peripherals - 2.25%
Hewlett-Packard Co.	72,000	2,012,400
Containers & Packaging - 4.00%
Bemis, Inc.	30,000	884,700
Greif, Inc.	57,500	2,680,650
Total Containers & Packaging		3,565,350

Diversified Financial Services - 3.40%
JPMorgan Chase & Co.	98,000	3,035,060
Diversified Telecommunication Services - 2.21%
AT&T, Inc.	68,000	1,970,640
Electric Utilities - 4.84%
Exelon Corp.	40,000	1,772,400
Southern Co.	58,000	2,546,780
Total Electric Utilities		4,319,180

Electrical Equipment - 2.69%
Emerson Electric Co.	46,000	2,403,500
Energy Equipment & Services - 2.25%
National Oilwell Varco, Inc.	28,000	2,007,600
Food & Staples Retailing - 5.14%
CVS Caremark Corp.	53,000	2,058,520
Wal-Mart Stores, Inc.	43,000	2,532,700
Total Food & Staples Retailing		4,591,220

Health Care Equipment & Supplies - 3.81%
Becton Dickinson & Co.	17,000	1,254,260
Medtronic, Inc.	59,000	2,149,370
Total Health Care Equipment & Supplies		3,403,630

Health Care Providers & Services - 2.20%
Express Scripts, Inc. (a)	43,000	1,962,950
Hotels, Restaurants & Leisure - 1.85%
Starbucks Corp.	38,000	1,652,240
Household Products - 1.66%
Procter & Gamble Co.	23,000	1,485,110
Industrial Conglomerates - 4.56%
General Electric Co.	256,000	4,072,960
Insurance - 3.12%
Aflac, Inc.	64,000	2,780,160
Media - 8.23%
Comcast Corp.	96,000	2,176,320
Time Warner Cable, Inc.	47,000	2,842,560
Walt Disney Co.	65,000	2,330,250
Total Media		7,349,130

Multiline Retail - 3.19%
Target Corp.	54,000	2,845,800
Multi-Utilities - 2.90%
Wisconsin Energy Corp.	78,000	2,588,040
Oil, Gas & Consumable Fuels - 7.82%
Apache Corp.	21,000	2,088,240
Chevron Corp.	39,000	4,009,980
Exxon Mobil Corp.	11,000	884,840
Total Oil, Gas & Consumable Fuels		6,983,060

Pharmaceuticals - 3.67%
Abbott Laboratories	60,000	3,273,000
Semiconductors & Semiconductor Equipment - 3.49%
Intel Corp.	125,000	3,113,750
Software - 2.04%
Microsoft Corp.	71,000	1,816,180
Specialty Retail - 2.07%
Home Depot, Inc.	47,000	1,843,340
Water Utilities - 1.94%
Aqua America, Inc.	79,000	1,730,100
Wireless Telecommunication Services - 1.93%
MetroPCS Communications, Inc. (a)	206,000	1,726,280
TOTAL COMMON STOCKS (Cost $81,772,770)		$87,621,320

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.43%
Fidelity Institutional Money Market Portfolio	$1,273,765	1,273,765
TOTAL SHORT-TERM INVESTMENTS (Cost $1,273,765)		$1,273,765

Total Investments (Cost $83,046,535) - 99.61%		88,895,085
Other Assets in Excess of Liabilities - 0.39%		350,342
TOTAL NET ASSETS - 100.00%		$89,245,427

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$83,046,535
Gross unrealized appreciation	$8,552,701
Gross unrealized depreciation	$(2,704,151)
Net unrealized appreciation	$5,848,550

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$87,621,320	$-	$-	$87,621,320
Short-Term Investments	1,273,765	-	-	1,273,765

Total Investments in Securities	$88,895,085	$-	$-	$88,895,085

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.